Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of information about unconsolidated structured entities controlled by investment entity
Below if the financial information of Ferrocarril Roca Management Trust, which has not been consolidated by the Group:

	2019	2018	2017
Current assets	104,416	86,126	116,091
Current liabilities	165	114	2,287

Equity	104,251	86,012	113,804

Loss for the fiscal year	(9,656)	(8,718)	(44,585)